American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2023

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.1%
Diversified Bond Fund Investor Class	21,300,371	183,822,199
High Income Fund Investor Class	1,528,215	12,225,718
Inflation-Adjusted Bond Fund Investor Class	9,043,249	91,788,979
Short Duration Fund Investor Class	8,299,691	79,677,030
Short Duration Inflation Protection Bond Fund Investor Class	5,514,414	55,088,996
		422,602,922
Domestic Equity Funds — 32.4%
Disciplined Growth Fund Investor Class(2)	1,135,735	23,770,931
Focused Large Cap Value Fund Investor Class	8,512,007	78,906,303
Growth Fund Investor Class	890,711	39,173,448
Heritage Fund Investor Class(2)	2,156,011	39,756,851
Mid Cap Value Fund Investor Class	3,391,514	48,634,313
Small Cap Growth Fund Investor Class(2)	521,688	8,096,600
Small Cap Value Fund Investor Class	923,462	7,877,133
Sustainable Equity Fund Investor Class	2,274,971	95,867,295
		342,082,874
International Fixed Income Funds — 16.2%
Emerging Markets Debt Fund Investor Class	2,822,884	23,599,313
Global Bond Fund Investor Class	10,600,194	86,709,590
International Bond Fund Investor Class(2)	6,113,771	60,098,364
		170,407,267
International Equity Funds — 11.3%
Global Real Estate Fund Investor Class(2)	1,029,865	10,926,864
International Growth Fund Investor Class(2)	4,619,866	48,554,791
International Small-Mid Cap Fund Investor Class(2)	1,286,936	10,475,660
International Value Fund Investor Class	6,372,888	49,262,424
		119,219,739
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,071,654,373)		1,054,312,802
OTHER ASSETS AND LIABILITIES†		(73)
TOTAL NET ASSETS — 100.0%		$1,054,312,729

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$198,153	$1,999	$5,495	$(10,835)	$183,822	21,300	$(1,053)	$1,999
High Income Fund	12,525	201	—	(500)	12,226	1,528	—	201
Inflation-Adjusted Bond Fund	99,176	—	4,033	(3,354)	91,789	9,043	(574)	—
Short Duration Fund	78,338	1,831	—	(492)	79,677	8,300	—	855
Short Duration Inflation Protection Bond Fund	59,420	—	4,300	(31)	55,089	5,514	(97)	—
Disciplined Growth Fund(3)	25,429	—	—	(1,658)	23,771	1,136	—	—
Focused Large Cap Value Fund	89,899	390	5,058	(6,324)	78,907	8,512	(361)	389
Growth Fund	42,166	—	—	(2,993)	39,173	891	—	—
Heritage Fund(3)	49,361	—	3,432	(6,172)	39,757	2,156	(654)	—
Mid Cap Value Fund	54,350	206	—	(5,922)	48,634	3,392	—	206
Small Cap Growth Fund(3)	9,646	—	—	(1,549)	8,097	522	—	—
Small Cap Value Fund	9,391	25	—	(1,539)	7,877	923	—	26
Sustainable Equity Fund	110,393	—	5,121	(9,405)	95,867	2,275	501	—
Emerging Markets Debt Fund	25,216	249	149	(1,717)	23,599	2,823	(32)	249
Global Bond Fund	94,144	453	5,264	(2,623)	86,710	10,600	(1,111)	453
International Bond Fund(3)	64,666	—	304	(4,264)	60,098	6,114	(92)	—
Global Real Estate Fund(3)	12,245	—	—	(1,318)	10,927	1,030	—	—
International Growth Fund(3)	57,911	—	1,093	(8,263)	48,555	4,620	(230)	—
International Small-Mid Cap Fund(3)	12,161	—	—	(1,685)	10,476	1,287	—	—
International Value Fund	57,958	—	4,320	(4,376)	49,262	6,373	(360)	—
	$1,162,548	$5,354	$38,569	$(75,020)	$1,054,313	98,339	$(4,063)	$4,378
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.